Prepayments and Other Assets, Net - Schedule of Security Deposits with Real Estate Developers, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Security deposits with real estate developers under Exclusive Sales Contract
Total security deposits	¥ 53,940	¥ 90,623
Less: Allowance for credit losses	(32,035)	(71,278)
Security deposits with real estate developers, net	21,905	19,345
Without Sales Commitment Arrangement [Member]
Security deposits with real estate developers under Exclusive Sales Contract
Total security deposits	¥ 53,940	¥ 90,623